Expenses by Nature - Summary of Wages, Salaries and Fringe Benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Salaries	S/ 629,641	S/ 747,195	S/ 773,630
Social contributions	80,697	106,797	87,460
Statutory gratification	73,297	76,330	57,974
Employee's severance indemnities	50,852	43,399	40,411
Others	41,327	37,003	23,436
Vacations	39,221	33,603	36,642
Worker's profit sharing	7,862	9,777	9,844
Total	S/ 922,897	S/ 1,054,104	S/ 1,029,397